Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2025
Share capital and additional paid-in capital

10. Share capital and additional paid-in capital

Authorized

The authorized share capital of the Company is an unlimited number of common shares without par value.

The number of common shares issued and outstanding as at December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
	$	$
Issued: 68,364,945 (2024: 50,658,776) common shares	129,978	69,529

Share issuances during the year ended December 31, 2025

On September 26, 2025, the Company announced the closing of a primary underwritten public offering (the “Offering”) through a syndicate of underwriters (the “Underwriters”). In connection with the closing of the Offering, the Company issued 17,094,750 common shares (inclusive of common shares issued pursuant to the full exercise by the Underwriters of a 15% over-allotment option) at a price of $3.70 per share for total gross proceeds to the Company of $63,251. In connection with the Offering, total share issue costs incurred was $4,250.

Share repurchase program

Repurchases under the SRP may be made at times and in amounts as the Company deems appropriate and may be made through open market transactions at prevailing market prices, privately negotiated transactions or by other means in accordance with securities laws in the United States. The actual timing, number and value of repurchases under the SRP will be determined by management in its discretion and will depend on a number of factors, including market conditions, stock price and other factors. The SRP may be suspended or discontinued at any time. Open market repurchases will only be made outside of Canada through the facilities of the Nasdaq or any alternative open market in the United States, as applicable.

The Company did not repurchase any shares under the SRP during the year ended December 31, 2025.

Income (loss) per share

For the year ended December 31, 2025 and 2024, the diluted income (loss) per share is calculated based on the following weighted average number of shares outstanding:

	2025	2024
Basic income (loss) per share
Net income (loss)	$5,886	$(1,649)
Weighted average shares outstanding	55,387,756	50,320,168

Basic income (loss) per share	$0.11	$(0.03)
	2025	2024
Diluted income (loss) per share	$	$
Net income (loss)	$5,886	$(1,649)

Weighted average shares outstanding	55,387,756	50,320,168
Adjustments for calculation of diluted income per share:
Stock options	360,025	-
RSUs	1,569,695	-
Weighted average shares outstanding in calculating diluted income (loss) per share	57,317,476	50,320,168

Diluted income (loss) per share	$0.10	$(0.03)

For the year ended December 31, 2025, nil stock options (December 31, 2024: 1,346,838 stock options) and nil RSUs (December 31, 2024: 1,309,061 RSUs) were excluded in the computation of diluted income (loss) per share due to being anti-dilutive.

Dividends

The following table provides details on the dividends declared during the year ended December 31, 2025:

Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
February 20, 2025	0.0125	March 31,2025	April 14, 2025	634
May 15, 2025	0.0125	June 30, 2025	July 14, 2025	634
August 13, 2025	0.0125	September 30, 2025	October 14, 2025	851
November 12, 2025	0.0125	December 31, 2025	January 14, 2026	855

	0.0500			2,974

The following table provides details on the dividends declared during the year ended December 31, 2024:

Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 7, 2024	0.012	March 29,2024	April 12, 2024	601
May 8, 2024	0.012	June 28, 2024	July 12, 2024	603
August 7, 2024	0.012	September 27, 2024	October 11, 2024	607
November 6, 2024	0.012	December 31, 2024	January 14, 2025	608

	0.048			2,419

On March 18, 2024, the Company adopted a Dividend Reinvestment Plan (“DRIP”). The DRIP provides eligible shareholders of Vox with the opportunity to have all, or a portion of any cash dividends declared on common shares by the Company automatically reinvested into additional common shares, without paying brokerage commissions. Based on the current terms of the DRIP, the common shares are issued under the DRIP at a 5% discount to the average market price, as defined in the DRIP.

During the year ended December 31, 2025, the Company issued 6,682 common shares under the DRIP, representing dividends paid of $19.

During the year ended December 31, 2024, the Company issued 39,913 common shares under the DRIP, representing dividends paid of $89.